Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GMO Series Trust
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
GMO U.S. Equity Allocation Series Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GMO U.S. EQUITY ALLOCATION SERIES FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	High total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal period ended February 28, 2015, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Amounts shown include the expenses of both USEAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO U.S. Equity Allocation Fund ("USEAF"), a series of GMO Trust not offered in this Prospectus. USEAF invests in securities and other instruments. The Fund's investment objective and principal investment strategies are substantially similar to those of USEAF. References to the Fund may also refer to USEAF, and references to actions undertaken or investments held by the Fund may also refer to those by USEAF. GMO serves as investment adviser for both the Fund and USEAF.

GMO seeks to achieve the Fund's investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the S&P 500 Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies' published financial information and corporate behavior, securities' prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund's investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund's investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund's portfolio based on factors such as position size, industry and sector exposure, and market capitalization. At times, the Fund may have substantial exposure to a single sector. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

			The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]		rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in USEAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through USEAF, which include those outlined in the following brief summary of principal risks. In addition to the risks to which the Fund is exposed through its investment in USEAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of USEAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO's incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.
  Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund's performance. The Fund also runs the risk that GMO's assessment of an investment may be wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Focused Investment Risk – Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund's operations.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in USEAF, including the risk that USEAF will not perform as expected.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of USEAF (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and USEAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund had not commenced operations.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 11.81% (9/30/2010) Lowest Quarter: – 16.40% (12/31/2008) Year-to-Date (as of 3/31/15): 0.54%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO U.S. Equity Allocation Series Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.77%
Expense reimbursement	[2],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	0.76%
1 Year		rr_ExpenseExampleYear01	$ 79
3 Years		rr_ExpenseExampleYear03	250
1 Year		rr_ExpenseExampleNoRedemptionYear01	79
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 250
2005		rr_AnnualReturn2005	3.09%
2006		rr_AnnualReturn2006	9.23%
2007		rr_AnnualReturn2007	1.25%
2008		rr_AnnualReturn2008	(30.51%)
2009		rr_AnnualReturn2009	20.85%
2010		rr_AnnualReturn2010	8.48%
2011		rr_AnnualReturn2011	7.73%
2012		rr_AnnualReturn2012	12.46%
2013		rr_AnnualReturn2013	29.21%
2014		rr_AnnualReturn2014	8.97%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.54%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.81%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(16.40%)
1 Year		rr_AverageAnnualReturnYear01	8.97%
5 Years		rr_AverageAnnualReturnYear05	13.10%
10 Years		rr_AverageAnnualReturnYear10	5.89%
Inception		rr_AverageAnnualReturnSinceInception	10.91%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. Equity Allocation Series Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.62%
Expense reimbursement	[2],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	0.61%
1 Year		rr_ExpenseExampleYear01	$ 63
3 Years		rr_ExpenseExampleYear03	203
1 Year		rr_ExpenseExampleNoRedemptionYear01	63
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 203
1 Year		rr_AverageAnnualReturnYear01	9.14%
5 Years		rr_AverageAnnualReturnYear05	13.27%
10 Years		rr_AverageAnnualReturnYear10	6.05%
Inception		rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. Equity Allocation Series Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.31%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.52%
Expense reimbursement	[2],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	0.51%
1 Year		rr_ExpenseExampleYear01	$ 53
3 Years		rr_ExpenseExampleYear03	171
1 Year		rr_ExpenseExampleNoRedemptionYear01	53
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 171
1 Year		rr_AverageAnnualReturnYear01	9.25%
5 Years		rr_AverageAnnualReturnYear05	13.38%
10 Years		rr_AverageAnnualReturnYear10	6.15%
Inception		rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. Equity Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.21%
5 Years		rr_AverageAnnualReturnYear05	12.02%
10 Years		rr_AverageAnnualReturnYear10	4.96%
Inception		rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. Equity Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.01%
5 Years		rr_AverageAnnualReturnYear05	10.49%
10 Years		rr_AverageAnnualReturnYear10	4.70%
Inception		rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985
GMO U.S. Equity Allocation Series Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
10 Years		rr_AverageAnnualReturnYear10	7.67%
Inception		rr_AverageAnnualReturnSinceInception	11.19%
Inception Date	[6]	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1985

[1]	The amount reflects the management fee paid by USEAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by USEAF.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO U.S. Equity Allocation Fund ("USEAF"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[6]	Inception date for USEAF's predecessor fund (Class III shares). USEAF is the successor to GMO U.S. Core Fund (subsequently renamed GMO U.S. Core Equity Fund), a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of USEAF. Performance of USEAF through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund's annual operating expenses (0.02% higher than those of USEAF).